Goldman Sachs Strategic Volatility Premium Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class P Shares [Member] | Goldman Sachs Strategic Volatility Premium Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	3.94%	5.31%	(4.35%)